Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable, and Derivative Instruments	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable, and Derivative Instruments

(13) Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable, and Derivative Instruments

The following represents the Company’s debt obligations as of December 31, 2016 and 2015:

	2016	2015
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
TMCL II Secured Debt Facility, weighted average variable interest at 2.40% and 2.03% at December 31, 2016 and 2015, respectively	$951,923	$886,956
TMCL IV Secured Debt Facility, weighted average variable interest at 2.69% and 2.35% at December 31, 2016 and 2015, respectively	140,202	175,583
TL Revolving Credit Facility, weighted average variable interest at 2.50% and 1.67% at December 31, 2016 and 2015, respectively	671,060	569,722
TL Revolving Credit Facility II, weighted average variable interest at 2.44% and 1.57% at December 31, 2016 and 2015, respectively	174,005	158,952
TW Credit Facility, weighted average variable interest at 2.63% and 2.24% at December 31, 2016 and 2015, respectively	122,723	156,017
TAP Funding Revolving Credit Facility, weighted average variable interest at 2.45% and 2.08% at December 31, 2016 and 2015, respectively	149,230	128,561
TL Term Loan, weighted average variable interest rate at 2.59% and 2.11% at December 31, 2016 and 2015, respectively	394,732	434,597
2013-1 Bonds, fixed interest at 3.90%	200,595	229,900
2014-1 Bonds, fixed interest at 3.27%	233,827	263,360
Total debt obligations	$3,038,297	$3,003,648
Amount due within one year	$205,081	$89,885
Amounts due beyond one year	$2,833,216	$2,913,763

Secured Debt Facilities

TMCL II--  TMCL II has a securitization facility (the “TMCL II Secured Debt Facility”) that provides for an aggregate commitment amount of up to $1,200,000 and requires principal payments on any payment date for the outstanding loan principal amount that exceeds the borrowing base on such payment date. The interest rate on the TMCL II Secured Debt Facility, payable monthly in arrears, is LIBOR plus 1.70% during the revolving period prior to its Conversion Date (September 15, 2017). If the TMCL II Secured Debt Facility is not renewed by the Conversion Date, it will partially amortize over a four-year period and then mature. There is also a commitment fee of 0.45% (if the aggregate principal balance is less than 50% of the commitment amount) and 0.365% (if the aggregate principal balance is equal to or greater than 50% of the commitment amount) on the unused portion of the TMCL II Secured Debt Facility, which is payable in arrears. Overdue payments of principal and interest accrue interest at a rate of 2.0% above the interest rate ordinarily applicable to such amounts.

The TMCL II Secured Debt Facility has an advance rate that is based on TMCL II’s average sales proceeds. On June 30, 2016, the advance rate of the TMCL II Secured Debt Facility was lowered from 80.0% to 72.5% as a result of a decrease in TMCL II’s average sales proceeds.

On December 21, 2016, TMCL II entered into an amendment of the TMCL II Secured Debt Facility which delayed the testing of TMCL II’s EBIT Ratio during the period from December 20, 2016 until February 28, 2017 (“Deferral Period”). During the Deferral Period, TMCL II was also prohibited from borrowing new advances; declaring or making a dividend or other distribution of cash or property; and purchasing additional containers. TMCL II was also required to pay, in addition to regular interest, a 1% per annum deferral fee during the Deferral Period.

On February 27, 2017, TMCL II entered into an amendment of the TMCL II Secured Debt Facility (see Note 18 “Subsequent Events”).

TMCL IV-- TMCL IV has a securitization facility (the “TMCL IV Secured Debt Facility”) that provides for an aggregate commitment amount of up to $300,000 and requires principal payments on any payment date for the outstanding loan principal amount that exceeds the borrowing base on such payment date. Final legal payment date is two years after the Conversion Date (February 2, 2018) if the TMCL IV Secured Debt Facility is not renewed by the Conversion Date. The interest rate on the TMCL IV Secured Debt Facility, payable monthly in arrears, is LIBOR plus 1.95% during the revolving period prior to its Conversion Date . There is also a commitment fee, which is payable monthly in arrears, of 0.485% on the unused portion of the TMCL IV Secured Debt Facility if total borrowings under the TMCL IV Secured Debt Facility are less than 50% of the total commitment; otherwise, the commitment fee is 0.40%.

On February 4, 2015, TMCL IV entered into an amendment of the TMCL IV Secured Debt Facility which extended the Conversion Date to February 2, 2018 from August 5, 2015 and lowered the interest rate from LIBOR plus 2.25% to LIBOR plus 1.95%. The amendment also lowered the commitment fee from 0.70% to 0.485% on the unused portion of the TMCL IV Secured Debt Facility if total borrowings under the TMCL IV Secured Debt Facility are less than 50% of the total commitment; otherwise, the commitment fee was lowered from 0.50% to 0.40%. The amendment also replaced the borrowing capacity of one of the TMCL IV Secured Debt Facility lenders with the commitment allocated to two new lenders and, accordingly, the Company wrote-off $298 of unamortized debt issuance costs in February 2015.

On December 22, 2015, TMCL IV entered into an amendment of the TMCL IV Secured Debt Facility which lowered the restrictive covenant regarding certain containers’ sales proceeds ratio from 100% to 90%.

On December 21, 2016, TMCL IV entered into an amendment of the TMCL IV Secured Debt Facility which delayed the testing of TMCL IV’s EBIT Ratio during the period from December 21, 2016 until February 28, 2017 (“Deferral Period”). During the Deferral Period, TMCL IV was also prohibited from borrowing new advances; declaring or making a dividend or other distribution of cash or property; and purchasing additional containers. TMCL IV was also required to pay, in addition to regular interest, a 1% per annum deferral fee during the Deferral Period.

On February 27, 2017, TMCL IV entered into an amendment of the TMCL IV Secured Debt Facility (see Note 18 “Subsequent Events”).

Under the terms of the TMCL II Secured Debt Facility and TMCL IV Secured Debt Facility, the total outstanding principal of each of these two programs may not exceed the lesser of the commitment amount and an amount (the “Asset Base”), which is calculated by a formula based on TMCL II and TMCL IV’s book value of equipment, restricted cash and direct financing and sales-type leases as specified in each of the relevant secured debt facility indentures. The total obligations under the TMCL II Secured Debt Facility and the TMCL IV Secured Debt Facility are secured by a pledge of TMCL II and TMCL IV’s assets, respectively. As of December 31, 2016, TMCL II Secured Debt Facility and TMCL IV Secured Debt Facility’s Asset Base amounted to $959,744 and $159,298, respectively and TMCL II and TMCL IV’s total assets amounted to $1,396,939 and $231,015, respectively.

Credit Facilities

TL—TL has a credit agreement, dated as of September 24, 2012, with a group of banks that provides for a revolving credit facility (the “TL Revolving Credit Facility”) with an aggregate commitment amount of up to $700,000 (which includes a $50,000 letter of credit facility).  The TL Revolving Credit Facility provides for payments of interest only during its term beginning on its inception date through June 19, 2020 when all borrowings are due in full. Interest on the outstanding amount due under the TL Revolving Credit Facility is based either on the U.S. prime rate or LIBOR plus a spread between 0.75% and 1.75%, which varied based on TGH’s leverage. Interest payments on U.S. prime rate loan and LIBOR loan are payable in arrears on the last day of each calendar month and on the last day of each interest period, respectively. There is also a commitment fee of 0.175% to 0.275% on the unused portion of the TL Revolving Credit Facility, which varies based on the leverage of TGH and is payable quarterly in arrears.

On June 19, 2015, TL entered into an amendment of the TL Revolving Credit Facility, which extended the maturity date to June 19, 2020, lowered the interest rate to U.S. prime rate or LIBOR plus a spread between 0.75% and 1.75%, and lowered the commitment fee to between 0.175% and 0.275%. The amendment also replaced the borrowing capacity of one of the TL Revolving Credit Facility lenders with the commitment allocated to 13 existing lenders and, accordingly, the Company wrote-off $160 of unamortized debt issuance costs in June 2015.

On July 23, 2015, TL entered into a five-year revolving credit facility (the “TL Revolving Credit Facility II”) with a group of financial institutions and an aggregate commitment amount of up to $190,000.  The TL Revolving Credit Facility II provides for payments of interest only during its term beginning on its inception date through July 23, 2020, when all borrowings are due in full. Interest on the outstanding amount due under the TL Revolving Credit Facility II is based either on the base rate or LIBOR plus a spread between 0.80% and 1.65%, which varies based on TGH’s leverage. Interest payments on LIBOR loan and base rate loan are payable in arrears on the last day of each interest period, not to exceed three months, and on the last day of each calendar month, respectively. There is a commitment fee of 0.20% to 0.30% on the unused portion of the TL Revolving Credit Facility II, which varies based on the leverage of TGH and is payable quarterly in arrears.

On June 23, 2016 and June 24, 2016, TL entered into amendments of each the TL Revolving Credit Facility and the TL Revolving Credit Facility II, respectively, that added a new restrictive covenant regarding TGH’s minimum consolidated tangible net worth and to revise the covenant calculation method on TGH’s consolidated interest coverage ratio to allow certain container impairment amounts to be excluded in the calculation of consolidated earnings before interest and taxes during the period from April 1, 2016 through June 30, 2018.

On October 26, 2016, TL entered into amendments of each of the TL Revolving Credit Facility and the TL Revolving Credit Facility II, which waived the minimum consolidated interest coverage of both the Company and TL and implemented a minimum consolidated interest coverage for the Company and TL from September 30, 2016 until February 28, 2017 (or earlier termination due to non-compliance). The amendments also limited TL’s capital expenditures from October 1, 2016 through February 28, 2017, required a minimum cash and cash equivalents balance that was unrestricted and unencumbered to be maintained by TL and prohibited dividend payments or distributions from TL to the Company during the period from October 1, 2016 through February 28, 2017. The amendments increased the interest margin from 1.25% to 1.75% on the TL Revolving Credit Facility and from 1.30% to 1.75% on the TL Revolving Credit Facility II and also increased the commitment fees from 0.175% to 0.275% on the TL Revolving Credit Facility and from 0.20% to 0.30% on the TL Revolving Credit Facility II from September 30, 2016 through February 28, 2017.

On February 27, 2017, TL entered into amendments of the TL Revolving Credit Facility and TL Revolving Credit Facility II (see Note 18 “Subsequent Events”).

The TL Revolving Credit Facility and the TL Revolving Credit Facility II are each secured by segregated pools of TL’s containers and under the terms of both facilities, the total outstanding principal may not exceed the lesser of the commitment amount and an amount (the “Asset Base”), which is calculated by a formula based on TL’s net book value of containers and direct financing and sales-type leases designated to each of the TL Revolving Credit Facility and TL Revolving Credit Facility II. As of December 31, 2016, TL Revolving Credit Facility and the TL Revolving Credit Facility II’s Asset Base amounted to $700,000 and $190,000, respectively. TGH acts as an unconditional guarantor of the TL Revolving Credit Facility and the TL Revolving Credit Facility II. The Company had no outstanding letters of credit under the TL Revolving Credit Facility as of December 31, 2016 and 2015.

TW—TW has a credit agreement, dated as of October 1, 2012, with Wells Fargo Bank N.A. as the lender, which provides for a revolving credit facility with an aggregate commitment amount of up to $300,000 (the “TW Credit Facility”) and a revolving credit period through September 18, 2016. The TW Credit Facility provided for payments of interest, payable monthly in arrears, during its term beginning on its inception date through September 18, 2016. Interest on the outstanding amount due under the TW Credit Facility is based on one-month LIBOR plus 2.0%. There is a commitment fee of 0.50% on the unused portion of the TW Credit Facility, which is payable monthly in arrears.

On April 1, 2015, the TW Credit Facility was amended to increase the aggregate commitment amount from $250,000 to $300,000 and increased the advance rate for eligible finance lease containers from 85% to 90%. TW is required to make principal payments on a monthly basis to the extent that the outstanding amount due exceeds TW’s borrowing base.

On July 29, 2016, TW entered into an amendment which lowered TW Credit Facility’s the aggregate commitment amount from $300,000 to $144,889. The revolving credit period was also terminated on July 29, 2016 and there is no commitment fee subsequent to July 29, 2016. The amendment further defined the payment priority in which the monthly principal payment amount is now equal to available funds from net revenue collection after payments for manager and administration agent fee, interest, interest rate hedging payment and an amount required to maintain a cash reserve account balance of three months interest.  The applicable interest margin was also increased from 2% to 3% due to the occurrence of an Asset Base deficiency resulting from a defaulted finance lease event that occurred on July 29, 2016.

On October 13, 2016, TW entered into an amendment of the TW Credit Facility which increased the maximum required hedge amount from 105% to 120% and lowered the applicable interest margin from 3.0% to 2.0% due to TW remediating the previous Asset Base deficiency as a result of a partial prepayment on October 17, 2016.

The TW Credit Facility is secured by a pledge of TW’s total assets and under the terms of the TW Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount and an amount (the “Asset Base”), which is calculated a formula based on TW’s net book value of containers, restricted cash and direct financing leases. As of December 31, 2016, TW Credit Facility’s Asset Base and TW’s total assets amounted to $131,100 and $160,268, respectively.

TAP Funding-- TAP Funding has a credit agreement, dated as of April 26, 2013, that provides for a revolving credit facility with an aggregate commitment amount of up to $150,000 (the “TAP Funding Revolving Credit Facility”). The TAP Funding Revolving Credit Facility provides for payment of interest, payable monthly in arrears, during its terms beginning on its inception date through December 23, 2018. Interest on the outstanding amount due under the TAP Funding Revolving Credit Facility is based on one-month LIBOR plus 1.75%. There is a commitment fee of 0.55% (if aggregate loan principal balance is less than 70% of the commitment amount) and 0.365% (if aggregate loan principal balance is equal to or greater than 70% of the commitment amount) on the unused portion of the TAP Funding Revolving Credit Facility, which is payable monthly in arrears. TAP Funding is required to make principal payments on a monthly basis to the extent that the outstanding amount due exceeds TAP Funding’s borrowing base. The aggregate loan principal balance is due on the maturity date, December 23, 2018.

On December 23, 2014, TAP Funding entered into an amendment of the TAP Funding Revolving Credit Facility which lowered the aggregate commitment amount from $170,000 to $150,000, extended the maturity date from April 26, 2016 to December 23, 2018 and lowered the interest rate from one-month LIBOR plus 2.0% to one-month LIBOR plus 1.75%, payable monthly in arrears. The amendment also lowered the commitment fee from 0.65% to 0.55% (if the aggregate loan principal balance is less than 70% of the commitment amount) and from 0.50% to 0.365% (if the aggregate loan principal balance is equal to or greater than 70% of the commitment amount) on the unused portion of the TAP Funding Revolving Credit Facility, which is payable monthly in arrears.

On October 26, 2016, TAP Funding entered into an amendment of the TAP Funding Revolving Credit Facility which lowered the advance rate from 80% to 77% and amended the covenant calculation method on TAP Funding’s consolidated interest coverage ratio to allow certain container impairment and accounts receivable write offs related to one of the Company’s customers that filed for bankruptcy in August 2016 (see Note 3 “Insurance Receivable and Impairment”) to be added back in the calculation of consolidated earnings before interest and taxes during the fiscal quarters ended September 30, 2016 and December 31, 2016.

On December 21, 2016, TAP Funding entered into an amendment of the TAP Funding Revolving Credit Facility which delayed the testing of TAP Funding’s EBIT Ratio during the period from December 21, 2016 until February 28, 2017 (“Deferral Period”). During the Deferral Period, TAP Funding was prohibited to declare or make a dividend or other distribution of cash or property and was able to purchase additional containers within the limits stated in the amendment. TAP Funding was also required to pay, in addition to regular interest, a 0.5% per annum deferral fee during the Deferral Period.

On February 27, 2017, TAP Funding entered into an amendment of the TAP Funding Revolving Credit Facility (see Note 18 “Subsequent Events”).

The TAP Funding Revolving Credit Facility is secured by a pledge of TAP Funding’s total assets and under the terms of the TAP Funding Revolving Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount and an amount (the “Asset Base”), which is calculated by a formula based on TAP Funding’s net book value of containers and direct financing and sales-type leases. As of December 31, 2016, TAP Funding Revolving Credit Facility’s Asset Base and TAP Funding’s total assets amounted to $150,000 and $214,625, respectively.

Term Loan

On April 30, 2014, TL entered into a $500,000 five-year term loan (the “TL Term Loan”) with a group of financial institutions that represents a partially-amortizing term loan with the remaining principal due in full on April 30, 2019. Interest on the outstanding amount due under the TL Term Loan is based on the U.S. prime rate or LIBOR plus a spread between 1.0% and 2.0% which is based upon TGH’s leverage. Under the terms of the TL Term Loan, scheduled principal repayments are payable in twenty quarterly installments, consisting of nineteen quarterly installments, commencing on September 30, 2014, each in an amount equal to 1.58% of the initial principal balance and one final installment payable on the Maturity Date (April 30, 2019). Interest payments are payable in arrears on the last day of each interest period, not to exceed three months. The Company used proceeds from the TL Term Loan and the Company’s secured debt facilities and TMCL’s available cash to repay all of the outstanding principal balance of TMCL’s bonds. TMCL then transferred all of its containers, net, net investment in direct financing and sales-type leases and remaining net assets, to TL, TMCL II and TMCL IV.

On June 24, 2016, TL entered into an amendment of the TL Term Loan that added a new restrictive covenant regarding TGH’s minimum consolidated tangible net worth and to revise the covenant calculation method on TGH’s consolidated interest coverage ratio to allow certain container impairment amounts to be excluded in the calculation of consolidated earnings before interest and taxes during the period from April 1, 2016 through June 30, 2018.

On October 26, 2016, TL entered into amendment of the TL Term Loan, which waived the minimum consolidated interest coverage of both the Company and TL and implemented a minimum consolidated interest coverage for the Company and TL from September 30, 2016 until February 28, 2017 (or earlier termination due to non-compliance). The amendments also limited TL’s capital expenditures from October 1, 2016 through February 28, 2017, required a minimum cash and cash equivalents balance that was unrestricted and unencumbered to be maintained by TL and prohibited dividend payments or distributions from TL to the Company during the period from October 1, 2016 through February 28, 2017. The amendments increased the interest margin from 1.50% to 1.75% on the TL Term Loan from September 30, 2016 through February 28, 2017.

On February 27, 2017, TL entered into an amendment of the TL Term Loan (see Note 18 “Subsequent Events”).

The TL Term Loan is secured by a segregated pool of the Company’s containers and under the terms of the TL Term Loan, the total outstanding principal may not exceed the lesser of the commitment amount and an amount (the “Asset Base”), which is calculated by a formula based on TL’s net book value of containers and direct financing and sales-type leases designated to the TL Term Loan. As of December 31, 2016, TL Term Loan’s Asset Base amounted to $406,306. TGH acts as an unconditional guarantor of the TL Term Loan.

Bonds Payable

TMCL III-- In September 2013, Textainer Marine Containers III Limited (“TMCL III”) (a Bermuda Company), one of the Company’s wholly-owned subsidiaries, issued $300,900 aggregate principal amount of Series 2013-1 Fixed Rate Asset Backed Notes (the “2013-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The 2013-1 Bonds were issued at 99.5% of par value, resulting in a discount of $1,542 which is being accreted to interest expense using the interest rate method over a 10 year term. The $300,900 in 2013-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 25 years. Based on the outstanding principal amount at December 31, 2016 and under the 10-year amortization schedule, $30,090 in 2013-1 Bond principal will amortize per year. Under the terms of the 2013-1 Bonds, both principal and interest incurred are payable monthly. TMCL III was not permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2013-1 Bonds prior to September 20, 2015. The interest rate for the outstanding principal balance of the 2013-1 Bonds is fixed at 3.90% per annum. The target final payment date and legal final payment date are September 20, 2023 and September 20, 2038, respectively.

In October 2014, TMCL III issued $301,400 aggregate principal amount of Series 2014-1 Fixed Rate Asset Backed Notes (the “2014-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The 2014-1 Bonds were issued at 99.9% of par value, resulting in a discount of $102 which is being accreted to interest expense using the interest rate method over a 10 year term. The $301,400 in 2014-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 25 years. Based on the outstanding principal amount at December 31, 2016 and under the 10-year amortization schedule, $30,140 in 2014-1 Bond principal will amortize per year. Under the terms of the 2014-1 Bonds, both principal and interest incurred are payable monthly. TMCL III was not permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2014-1 Bonds prior to November 20, 2016. The interest rate for the outstanding principal balance of the 2014-1 Bonds is fixed at 3.27% per annum. The target final payment date and legal final payment date are October 20, 2024 and October 20, 2039, respectively.

Under the terms of the 2013-1 Bonds and the 2014-1 Bonds, the total outstanding principal may not exceed an amount (the “Asset Base”), which is calculated by a formula based on TMCL III’s book value of equipment, restricted cash and direct financing and sales-type leases as specified in the bond indenture. The total obligations under the 2013-1 Bonds and the 2014-1 Bonds are secured by a pledge of TMCL III’s assets. As of December 31, 2016, the 2013-1 Bonds and the 2014-1 Bonds’ Asset Base amounted to $219,191 and $253,671, respectively, and TMCL III’s total assets amounted to $621,661.

Restrictive Covenants

The Company’s secured debt facilities, revolving credit facilities, the TL Term Loan, the 2013-1 Bonds and the 2014-1 Bonds contain restrictive covenants, including limitations on certain liens, indebtedness and investments.  The TL Revolving Credit Facility, TL Revolving Credit Facility II and the TL Term Loan contain certain restrictive financial covenants on TGH’s consolidated tangible net worth and TGH and TL’s leverage coverage. The TMCL II Secured Debt Facility, the TMCL IV Secured Debt Facility, the TW Credit Facility, the TAP Funding Revolving Credit Facility and the 2013-1 Bonds and the 2014-1 Bonds contain restrictive covenants on TGH’s leverage, debt service coverage, TGH’s container management subsidiary net income and debt levels and TMCL II, TMCL IV, TW, TAP Funding and TMCL III’s overall Asset Base minimums, respectively. The TMCL II Secured Debt Facility and TMCL IV Secured Debt Facility also contain restrictive covenants regarding certain containers sales proceeds ratio.  The TW Credit Facility also contains restrictive covenants limiting TW’s finance lease default ratio and debt service coverage ratio. The TMCL II Secured Debt Facility, the TMCL IV Secured Debt Facility, the TAP Funding Revolving Credit Facility and the 2013-1 Bonds and the 2014-1 Bonds also contain restrictive covenants’ regarding certain earnings ratios and the average age of the container fleets of TMCL II, TMCL IV, TAP Funding and TMCL III, respectively.  The TMCL II Secured Debt Facility, the TMCL IV Secured Debt Facility and the 2013-1 Bonds and the 2014-1 Bonds also contain restrictive covenants on TMCL II, TMCL IV and TMCL III’s ability to incur other obligations and distribute earnings, respectively. TGH and its subsidiaries were in full compliance with these restrictive covenants at December 31, 2016.

The following is a schedule of future scheduled repayments, by year, and borrowing capacities, as of December 31, 2016:

	Twelve months ending December 31,						Available borrowing, as limited by the	Current and
	2017	2018	2019	2020	2021 and thereafter	Total Borrowing	Borrowing Base	Available Borrowing
TMCL II Secured Debt Facility	$81,771	$89,568	$89,568	$89,568	$604,585	$955,060	$4,684	$959,744
TMCL IV Secured Debt Facility	6,002	22,000	24,000	89,398	—	141,400	17,898	159,298
TL Revolving Credit Facility	—	—	—	675,620	—	675,620	24,380	700,000
TL Revolving Credit Facility II	—	—	—	175,148	—	175,148	14,852	190,000
TW Credit Facility	31,822	25,412	21,675	26,249	17,565	122,723	—	122,723
TAP Funding Revolving Credit Facility	—	150,000	—	—	—	150,000	—	150,000
TL Term Loan	31,600	31,600	333,113	—	—	396,313	—	396,313
2013-1 Bonds (1)	30,090	30,090	30,090	30,090	82,747	203,107	—	203,107
2014-1 Bonds (2)	30,140	30,140	30,140	30,140	115,537	236,097	—	236,097
Total (3)	$211,425	$378,810	$528,586	$1,116,213	$820,434	$3,055,468	$61,814	$3,117,282

(1)	Future scheduled payments for the 2013-1 Bonds exclude an unamortized discount of $704.
(2)	Future scheduled payments for the 2014-1 Bonds exclude an unamortized discount of $63.
(3)	Future scheduled payments for all debts exclude prepaid debt issuance costs in an aggregate amount of $16,404.

The future repayments schedule for the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its Conversion Date and will then convert into a four-year partially amortizing note payable.

Derivative Instruments

The Company has entered into several interest rate cap, collar and swap agreements with several banks to reduce the impact of changes in interest rates associated with its debt obligations. The following is a summary of the Company’s derivative instruments as of December 31, 2016:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks, with fixed rates between 0.60% and 1.98% per annum, amortizing notional amounts, with termination dates through July 15, 2023	$1,280,001
Interest rate collar contracts with a bank which cap rates between 1.26% and 2.18% per annum, and sets floors for rates between 0.76% and 1.68% per annum, amortizing notional amount, with termination dates through June 15, 2023	94,962
Interest rate cap contracts with several banks with fixed rates between 3.43% and 3.70% per annum, nonamortizing notional amounts, with termination dates through December 15, 2019	541,000
Total notional amount as of December 31, 2016	$1,915,963

The Company’s interest rate swap, collar and cap agreements had a fair value asset and liability of $4,816 and $1,204 as of December 31, 2016, respectively, and a fair value asset and a fair value liability of $814 and $3,412 as of December 31, 2015, respectively, which are inclusive of counterparty risk. The primary external risk of the Company’s interest rate swap agreements is the counterparty credit exposure, as defined as the ability of a counterparty to perform its financial obligations under a derivative contract. The Company monitors its counterparties’ credit ratings on an on-going basis and they were in compliance with the related derivative agreements at December 31, 2016. The Company does not have any master netting arrangements with its counterparties. The Company’s fair value assets and liabilities for its interest rate swap, collar and cap agreements are included in interest rate swaps, collars and caps in the accompanying condensed consolidated balance sheets. The change in fair value was recorded in the condensed consolidated statements of comprehensive (loss) income as unrealized gains (losses) on interest rate swaps, collars and caps, net.